Stockholders Equity (Details Narrative) (10-K) - USD ($)										3 Months Ended		4 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2021	Apr. 27, 2021	Mar. 31, 2021	Mar. 30, 2021	Feb. 08, 2021	Nov. 26, 2020	May 27, 2020	May 16, 2020	Jan. 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Apr. 15, 2021	May 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 13, 2019
Purchase price														$ 1,000.00
Issuance of dividend
Conversion of stock														500	500
Common stock, shares authorized			100,000,000							100,000,000				100,000,000	100,000,000
Common stock, par value			$ 0.0001							$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued			19,633,161							19,633,161				19,580,721	17,589,705
Common stock, shares outstanding			19,633,161							19,633,161				19,580,721	17,589,705
Issuance of common stock, shares														11,000
Gross proceeds from common stock														$ 10,000	$ 22,000
Issuance of common stock on acquisition															2,590,000
Number of stock issued for services				10,465
Common stock issued for service				$ 24,697						$ 96,247				189,000	397,042
Stock issued during period, value										$ 10,000				$ 10,000	$ 32,000
Legal and Consulting Fees [Member]
Number of stock issued for services														115,814	22,500
Common stock issued for service														$ 189,000	$ 45,000
Coastal Pride Company, Inc [Member]
Shares issued price per share						$ 2.00
Issuance of common stock on acquisition, shares						1,295,000
Issuance of common stock on acquisition						$ 2,590,000
Private Placement Offering [Member]
Issuance of common stock, shares							5,000								11,000
Shares issued price per share							$ 2.00									$ 2.00
Private Placement Offering [Member] | Kenar Note [Member]
Issuance of common stock, shares							1,021,266
Shares issued price per share							$ 2.60
Subsequent Event [Member]
Common stock, par value		$ 2.30
Number of shares issued		987,741	5,000	10,465	25,000							83,721
Subsequent Event [Member] | Legal and Consulting Fees [Member]
Number of stock issued for services													176,021
Common stock issued for service													$ 352,042
Perferred Stock [Member]
Issuance of dividend shares														52,286
Issuance of dividend														$ 113,040
Series A Preferred Stock [Member]
Dividend rate										8.00%	8.00%			8.00%	8.00%
Issuance of dividend shares
Issuance of dividend
Issuance of common stock on acquisition, shares
Issuance of common stock on acquisition
Number of stock issued for services
Common stock issued for service
Number of shares issued
Stock issued during period, value
Board of Directors [Member] | Private Placement Offering [Member]
Issuance of common stock									$ 300,000
Issuance of common stock, shares									150,000
Shares issued price per share									$ 2.00
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Number of designated preferred stock														10,000
Series A Preferred Stockholders [Member]
Issuance of dividend shares															56,520
Issuance of dividend															$ 113,041
Series A Preferred Stockholders [Member] | Subsequent Event [Member]
Issuance of dividend shares										11,975
Number of shares issued	706,500
Employees [Member]
Issuance of common stock								$ 11,000
Issuance of common stock, shares								5,500
Shares issued price per share								$ 2.00
John Keeler [Member]
Number of shares issued														796,650
Stock issued during period, value														$ 1,593,300